Summary of Significant Accounting Policies - Disaggregation of Revenue (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 6,015,526	¥ 4,997,537	¥ 2,708,885
Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	880,033	662,909	354,833
Loan facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	4,106,467	3,604,019	1,908,851
Loan facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	324,311	190,163	0
Post-facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	1,798,815	1,287,760	672,981
Post-facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	131,098	21,805	0
Other Revenue [Member] | Quality Assurance Program [Member] | Investment Management Fees [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors		0	31,767
Other Revenue [Member] | Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	110,244	105,758	95,286
Other Revenue [Member] | Without Quality Assurance Program [Member] | Borrowers Referral Fee [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	168,430	239,070	290,337
Other Revenue [Member] | Without Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 256,194	¥ 211,871	¥ 64,496